Note 5 - Share Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2023	2022

Selling, general and administrative	$55,453	$92,426
Research, development and engineering	15,922	17,271
	$71,375	$109,697

	Year ended December 31,
	2022	2021

Selling, general and administrative	$310,017	$269,368
Research, development and engineering	77,890	45,347
	$387,907	$314,715